Stockholders' Equity (RSUs) (Detail) - Restricted stock units ("RSUs")	12 Months Ended
Dec. 31, 2016 $ / shares shares
Number of RSUs
Granted (in shares) | shares	216,667
Vested (in shares) | shares	(36,111)
Unnvested (in shares) | shares	180,556
Weighted Average Grant-Date Fair Value
Granted (in dollars per share) | $ / shares	$ 4.68
Vested (in dollars per share) | $ / shares	4.68
Nonvested (in dollars per share) | $ / shares	$ 4.68